SHARE CAPITAL	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Share Capital

The Company is authorised to issue an unlimited number of common shares, with no par value.

During the year ended March 31, 2023, the Company issued 285,924 common shares in connection with the exercise of 348,333 options (2022: 673,333 common shares on exercise of 673,333 options). The carrying value of the options, being $214,133 (2022: $283,567), was removed from share-based payment reserve and added to share capital.

During the year ended March 31, 2023, the Company issued nil common shares in connection with the exercise of warrants (2022: 4,256,064 common shares).

During the year ended March 31, 2023, the Company issued nil common shares in connection with a private placement (2022: 1,735,199 common shares).

During the year ended March 31, 2023, the Company issued nil common shares in connection with a bought-deal prospectus and a concurrent non-brokered private placement (2022: 6,348,864 common shares).

(b) Share Purchase Warrants
The Company had no share purchase warrants outstanding as of March 31, 2023 and March 31, 2022.

The following is a summary of warrants activity for the years ended March 31, 2023 and March 31, 2022:

	Year ended		Year ended
	March 31, 2023		March 31, 2022
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	-	-	3,393,965	0.67
Granted	-	-	867,598	3.00
Exercised	-	-	(4,256,064)	1.14
Expired	-	-	(5,499)	3.00
Balance, end of year	-	-	-	-

(c) Stock Options and Share-Based Payment Reserve
During the year ended March 31, 2023, the Company issued 600,000 stock options to a number of consultants, employees and directors at exercise prices ranging from $1.93 to $2.59. The grant date fair value of these stock options was $913,000. The vesting period for the stock options issued was as follows: 200,000 at the date of issuance; 200,000 after 12 months from the date of issuance; and 200,000 after 24 months from the date of issuance.

During the year ended March 31, 2022, the Company issued 2,344,000 stock options to a number of consultants, employees and directors at exercise prices ranging from $1.76 to $5.67. The grant date fair value of these stock options was $6,006,693. The vesting period for the stock options issued was as follows: 814,667 at the date of issuance; 400,000 after 6 months from the date of issuance; 764,667 after 12 months from the date of issuance; and 364,666 after 24 months from the date of issuance.

During the year ended March 31, 2023, 270,667 (2022: nil) stock options expired which had exercise prices ranging from $1.76 to $4.92. The carrying value of the options, being $395,204 (2022: $nil), was removed from share-based payment reserve and treated as a reduction of the deficit.

The grant date fair value of the stock options was calculated using the Black-Scholes option pricing model. A summary of the inputs used to value the options issued during the years ended March 31 is presented below:

	Mar 31, 2023	Mar 31, 2022
Expected dividend yield	0%	0%
Expected volatility	88% to 95%	82% to 100%
Expected forfeiture rate	0%	0%
Risk-free interest rate	2.5% to 3.9%	0.3% to 2.3%
Expected life	3 to 5 years	2 to 5 years

The Company's computation of expected volatility for the years ended March 31, 2023 and 2022 is based on the Company's market close price over a prior period equal to the expected life of the options.

The Company applies the fair value method of accounting for share-based payment awards to directors, officers, employees and non-employees. Accordingly, the following amounts have been recognised as compensation expense, exploration and evaluation expense and under capital stock as share-based payment reserve:

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2023	2022
	$	$
Share-based compensation expense	3,203,407	4,726,840
Exploration and evaluation expenditures	-	47,869
Total share-based compensation expense	3,203,407	4,774,709

Stock option and share-based payment activity for the years ended March 31, 2023 and March 31, 2022 are summarised as follows:

	Year ended		Year ended
	March 31, 2023		March 31, 2022
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	8,692,334	2.01	7,021,667	1.13
Granted	600,000	2.36	2,344,000	4.24
Exercised	(348,333)	0.58	(673,333)	0.59
Expired	(270,667)	3.87	-	-
Balance, end of year	8,673,334	2.03	8,692,334	2.01

At March 31, 2023, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2023	Life (years)	CAD$	2023	CAD$
$0.40 - $1.00	4,283,334	1.12	$0.49	4,283,334	$0.49
$1.01 - $4.00	2,575,000	2.16	$2.87	2,116,667	$2.95
$4.01 - $5.67	1,815,000	2.98	$4.47	1,610,000	$4.44
Totals	8,673,334	1.82	$2.03	8,010,001	$1.93

At March 31, 2022, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2022	Life (years)	CAD$	2022	CAD$
$0.40 - $1.00	4,598,334	2.12	$0.42	4,365,000	$0.42
$1.01 - $4.00	2,179,000	2.87	$3.04	1,734,667	$3.06
$4.01 - $5.67	1,915,000	3.91	$4.48	638,334	$4.48
Totals	8,692,334	2.70	$2.01	6,738,001	$1.53